HILLVIEW INVESTMENT TRUST II



                                   ALPHA FUND


                            INTERNATIONAL ALPHA FUND







                               SEMI-ANNUAL REPORT

                                DECEMBER 31, 2001

                          Hillview Investment Trust II
Dear Shareholders:

The Hillview Alpha Fund ("Alpha Fund") and the Hillview International Alpha Fund ("International Alpha Fund") completed their first full calendar year of operations on December 31, 2001. Hillview Capital Advisors, LLC, the Funds' investment advisor, has overseen the activities of the Funds since their September, 2000 inception and is pleased to provide you with this semi-annual report covering the final six months of 2001.

The second half of 2001 was an extraordinarily challenging and difficult period both in the United States and all around the world. However, our oversight of both Funds remained very disciplined and focused. As you know, each Fund attempts to generate added value, or alpha, by allocating assets to multiple managers. We perform extensive due diligence on each manager and closely monitor their activities on an ongoing basis. Each manager of the Alpha Fund performs original fundamental research on companies with a focus in the small and mid-cap sectors of the market and each manager of both Funds is willing to concentrate its portfolio in relatively few holdings. As a result, the Funds' aggregate positions do not typically mirror the major domestic or international market indices. We actively control volatility and tracking error by standing ready to reallocate assets among our managers.

While media and public attention during the latter part of the year were appropriately directed toward the tragedy of September 11th, stock markets worldwide continued to focus on slowing global economies, poor corporate earning expectations and the perception of excessive equity valuations. Despite an aggressive Federal Reserve policy of lowering interest rates in the United States, relatively stable worldwide inflation and even a strong fourth quarter rally, most major indices posted negative returns for both the second half and full year, as shown below.

                                   3Q          4Q          2H          FY
                                  2001        2001        2001        2001
                               ------------------------------------------------
Standard & Poors 500             -14.7%      +10.7%       -5.4%      -11.9%
-------------------------------------------------------------------------------
NASDAQ                           -30.6%      +30.2%       -9.6%      -20.7%
-------------------------------------------------------------------------------
S&P 400/S&P 600 Blend            -16.8%      +19.3%       -0.7%       +3.0%
-------------------------------------------------------------------------------
MSCI EAFE + EMF                  -14.8%       +8.8%       -6.2%      -19.5%
-------------------------------------------------------------------------------
MSCI EAFE Index                  -14.0%       +7.0%       -8.0%      -21.4%
-------------------------------------------------------------------------------
MSCI Emerging Markets            -21.6%      +26.6%       -0.8%       -2.4%
-------------------------------------------------------------------------------

The Alpha Fund recovered sharply during the fourth quarter, but second half and full year results were still negative. During the last six months, the Fund declined by 3.4% compared to the 0.7% decline in the benchmark, which is an equally weighted blend of the S&P 400 Midcap and the S&P 600 Small cap indexes. For all of 2001, the benchmark gained 3.0%, while the Alpha Fund experienced a modest decline of 2.8%.

The divergence in returns between value and growth stocks reached record levels in 2001, reversing the outperformance of growth stocks seen in the late `90s. Over the course of the year, the Fund maintained a modest overweight to growth stocks relative to the benchmark. This occurred even as we have maintained a relatively even balance between value-oriented managers (Harris Associates, L.P., Pzena Investment Management, L.L.C.) on the one hand, and managers utilizing growth approaches (Shaker Investments Inc., Nevis Capital Management, Frontier Capital Management Co.) on the other. While, based upon our performance attribution analysis, the managers' collective stock picking was beneficial, the relative bias toward growth stocks resulted in underperformance compared to its benchmark through the first three quarters and for the full year. The opposite was true in the fourth quarter, when the Fund rose 22.7%. The Fund's performance did compare well to broader indices, as seen on the accompanying chart, as well as to peer group medians, such as the Morningstar Mid Blend, which declined 4.5% for the year. The performance extremes seen over the last few years between growth and value stocks are, in our view, unlikely to be repeated; we expect superior stock picking based upon in-depth fundamental research to be a more critical factor going forward. We believe the Fund to be well positioned for such an environment.

For the first time since the Alpha Fund's inception, we made a change in our manager roster. During November, we terminated Nevis Capital Management, which focuses on small-cap growth stocks. We had previously reduced their weighting to under 10% of the total assets of the Fund. At the same time, we added Ironwood Capital Management, LLC ("Ironwood") a boutique firm that utilizes a value-oriented investment style applied to a wide range of sectors, including technology and healthcare. Ironwood was founded in 1998 by Warren Isabelle, who had a long and distinguished record managing money for a large Boston-based mutual fund company. He and his partners founded Ironwood to create an environment where they could apply their experience and expertise to maximize returns for their investors. As such, they intend to close to new investors once they reach $1 billion; they currently manage approximately $300 million. We selected Ironwood after a long-due diligence process based upon these characteristics and their ability to complement the other managers in the Fund.

The performance of the International Alpha Fund, despite positive relative performance, declined along with the equity indexes around the world. The Fund's benchmark, the MSCI EAFE + Emerging, declined by 6.2% in the year's second half, and by 19.5% for all of 2001. By comparison, the Fund declined by 7.7% during the second half of the year, by 14.8% for the full year. Positive stock picking, as well as overweights to small and mid-cap stocks and emerging markets, helped the Fund's performance relative to its benchmark.

We have also modified the International Alpha Fund's guidelines to allow for emerging markets exposure of up to 25% of the Fund's market value versus 20% previously. This allows us greater flexibility in allocating assets to the managers in the Fund, including those dedicated to investing in emerging markets (Waterford Partners L.L.C.), and those who do so opportunistically (Harris Associates, L.P. and B.P.I. Global Asset Management L.L.P.).

Despite the difficulties seen in international markets, we remain encouraged by the opportunities found there. Many of these markets are attractively valued and benefiting from structural reforms. Furthermore, many of the world's leading companies in virtually every industry are found outside of the U.S.

As we look forward, we believe the Hillview Funds are positioned to seek alpha, while controlling volatility and tracking error relative to their benchmarks. We continue to utilize managers which, based upon our ongoing due diligence, have the capability to provide consistent long-term growth. We very much appreciate your ongoing confidence in the Funds and in Hillview Capital Advisors. Should you have any questions or comments, or would like additional information, please do not hesitate to contact us.

Sincerely,

David Spungen
President

                                               HILLVIEW INVESTMENT TRUST II
                                                        ALPHA FUND
                                                 Portfolio of Investments
                                              December 31, 2001 (Unaudited)


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
COMMON STOCKS-98.8%
ADVERTISING-0.8%
        Clear Channel Communications, Inc.*                                            3,500       $            178,185
        Getty Images, Inc.*                                                           22,970                    527,850
                                                                                                  ----------------------
                                                                                                                706,035
AEROSPACE/DEFENSE-0.9%
        Esterline Technologies Corp.*                                                 53,000                    848,530
                                                                                                  ----------------------

APPAREL & TEXTILES-0.8%
        Kellwood Co.                                                                  30,050                    721,500
                                                                                                  ----------------------

AUTO PARTS--ORIGINAL EQUIPMENT-1.3%
        ArvinMeritor, Inc.                                                            58,075                  1,140,593
        TransPro, Inc.*                                                               17,500                     54,250
                                                                                                  ----------------------
                                                                                                              1,194,843
CABLE TELEVISION-1.1%
        Adelphia Communications Corp., Class A*                                       16,900                    526,942
        Mediacom Communications Corp.*                                                28,800                    525,888
                                                                                                  ----------------------
                                                                                                              1,052,830
CHEMICALS-3.4%
        Crompton Corp.                                                                30,700                    276,300
        Cytec Industries, Inc.*                                                       30,425                    821,475
        FMC Corp.*                                                                    17,725                  1,054,637
        Lubrizol Corp. (The)                                                          17,250                    605,303
        PolyOne Corp.                                                                 37,500                    367,500
                                                                                                  ----------------------
                                                                                                              3,125,215
COMPUTER SOFTWARE & SERVICES-9.2%
        Brocade Communications Systems, Inc.*                                         13,570                    449,438
        Ceridian Corp.*                                                               76,900                  1,441,875
        Computer Associates International, Inc.                                       16,900                    582,881
        Electronic Data Systems Corp.                                                 23,300                  1,597,215
        Extreme Networks, Inc.*                                                       20,180                    260,322
        HNC Software, Inc.*                                                           26,600                    547,960
        Novell, Inc.*                                                                468,700                  2,151,333
        Parametric Technology Corp.*                                                  86,700                    677,127
        Read-Rite Corp.*                                                              64,200                    424,362
        Serena Software, Inc.*                                                         7,600                    165,224
        Viewpoint Corp*                                                               34,000                    231,540
                                                                                                  ----------------------
                                                                                                              8,529,277
CONSULTING SERVICES-1.3%
        Corporate Executive Board Co. (The)*                                          16,800                    616,560
        Maximus, Inc.*                                                                14,200                    597,252
                                                                                                  ----------------------
                                                                                                              1,213,812
CONTAINERS/PACKAGING-0.5%
        Graphic Packaging International Corp.*                                        49,000                    237,650
        Packaging Corp. of America*                                                   14,600                    264,990
                                                                                                  ----------------------
                                                                                                                502,640
DATA SERVICES-4.4%
        Acxiom Corp.*                                                                 41,900                    731,993
        The New Dun & Bradstreet Corp.*                                               45,900                  1,620,270
        Reynolds & Reynolds Co., Class A                                              69,300                  1,680,525
                                                                                                  ----------------------
                                                                                                              4,032,788


                        The accompanying notes are an integral part of the financial statements.


                                                            3

                                               HILLVIEW INVESTMENT TRUST II
                                                        ALPHA FUND
                                           Portfolio of Investments (Continued)
                                              December 31, 2001 (Unaudited)


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
ELECTRICAL EQUIPMENT-1.2%
        Lamson & Sessions Co. (The)                                                   42,000        $           220,500
        Magnetek, Inc.*                                                               29,600                    266,696
        Signal Technology Corp.*                                                      60,000                    343,800
        Technitrol, Inc.                                                              10,000                    276,200
                                                                                                  ----------------------
                                                                                                              1,107,196
ELECTRONIC COMPONENTS--SEMICONDUCTOR-6.2%
        Altera Corp.*                                                                  8,400                    178,248
        Applied Micro Circuits Corp.*                                                 45,590                    516,079
        Broadcom Corp., Class A*                                                       9,730                    397,665
        Cree, Inc.*                                                                   25,670                    756,238
        GlobespanVirata, Inc.*                                                        15,520                    200,984
        International Rectifier Corp.*                                                32,160                  1,121,741
        Microchip Technology, Inc.*                                                   35,955                  1,392,897
        PLX Technology, Inc.*                                                         14,000                    176,540
        Power Intergrations, Inc.*                                                     8,690                    198,480
        Vitesse Semiconductor Corp.*                                                  16,150                    200,744
        Xilinx, Inc.*                                                                 15,660                    611,523
                                                                                                  ----------------------
                                                                                                              5,751,139
ELECTRONIC PRODUCTION EQUIPMENT-0.6%
        Cooper Industries, Inc.                                                       14,750                    515,070
                                                                                                  ----------------------

ENTERTAINMENT-0.1%
        Viacom, Inc., Class A*                                                         2,400                    105,960
                                                                                                  ----------------------

FINANCE & FINANCIAL SERVICES-2.7%
        Countrywide Credit Industries, Inc.                                            4,800                    196,656
        Transmedia Network, Inc.                                                      59,000                    256,650
        Washington Mutual, Inc.                                                       63,950                  2,091,165
                                                                                                  ----------------------
                                                                                                              2,544,471
FINANCE & INVESTMENT SERVICES-1.7%
        Knight Trading Group, Inc.*                                                  100,800                  1,110,816
        Merrill Lynch & Co.,Inc.                                                       1,700                     88,604
        Stilwell Financial, Inc.                                                      14,550                    396,051
                                                                                                  ----------------------
                                                                                                              1,595,471
HEALTH CARE COST CONTAINMENT-0.3%
        First Health Group Corp.*                                                     10,300                    254,822
                                                                                                  ----------------------

HUMAN RESOURCES-2.6%
        Robert Half International, Inc.*                                              87,400                  2,333,580
        Westaff, Inc.*                                                                32,900                     82,250
                                                                                                  ----------------------
                                                                                                              2,415,830
INDUSTRIAL EQUIPMENT-0.3%
        DT Industries, Inc.*                                                          43,500                    239,250
                                                                                                  ----------------------

INDUSTRIAL SPECIALTIES-0.3%
        RPM, Inc.                                                                     18,720                    270,691
                                                                                                  ----------------------


                        The accompanying notes are an integral part of the financial statements.


                                                            4

                                               HILLVIEW INVESTMENT TRUST II
                                                        ALPHA FUND
                                           Portfolio of Investments (Continued)
                                              December 31, 2001 (Unaudited)


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
INSURANCE-8.7%
        Aetna, Inc.                                                                   42,575        $         1,404,549
        American Physicians Capital, Inc.*                                            28,575                    621,506
        Conseco, Inc.*                                                                77,150                    344,089
        Fidelity National Financial, Inc.                                             12,445                    308,636
        First American Corp.                                                          21,780                    408,157
        Loews Corp.                                                                   12,875                    713,018
        Old Republic International Corp.                                              19,825                    555,298
        PartnerRe Ltd.                                                                33,900                  1,830,600
        Radian Group, Inc.                                                            21,550                    925,573
        StanCorp Financial Group, Inc.                                                 5,400                    255,150
        XL Capital Ltd., Class A                                                       6,825                    623,532
                                                                                                  ----------------------
                                                                                                              7,990,108
INTERNET SOFTWARE & CONTENT-5.8%
        Check Point Software Technologies Ltd.*                                       11,000                    438,790
        E.Piphany, Inc.*                                                             133,300                  1,161,043
        Interwoven, Inc.*                                                             77,500                    754,850
        Juniper Networks, Inc.*                                                       12,380                    234,601
        Metasolv, Inc.*                                                               11,260                     88,497
        Multex.com, Inc.*                                                             24,900                    112,050
        Retek, Inc.*                                                                  34,972                  1,044,614
        SilverStream Software, Inc.*                                                  39,200                    266,952
        Symantec Corp.*                                                                3,130                    207,613
        Vitria Technology, Inc.*                                                     167,200                  1,068,408
                                                                                                  ----------------------
                                                                                                              5,377,418

MACHINERY-1.1%
        JLG Industries, Inc.                                                          26,500                    282,225
        Nacco Industries, Inc., Class A                                               12,775                    725,492
                                                                                                  ----------------------
                                                                                                              1,007,717
MANUFACTURING-4.8%
        ATMI, Inc.*                                                                   12,800                    305,280
        Callaway Golf Co.                                                             12,350                    236,503
        Danaher Corp.                                                                 18,400                  1,109,704
        Energizer Holdings, Inc.*                                                     77,766                  1,481,442
        Harman International Industries, Inc.                                         15,000                    676,500
        Ucar International, Inc.*                                                     55,700                    595,990
                                                                                                  ----------------------
                                                                                                              4,405,419
MEDICAL MANAGEMENT SERVICES-0.5%
        Health Net, Inc.*                                                             23,200                    505,296
                                                                                                  ----------------------

MEDICAL TECHNOLOGIES-1.8%
        Aclara Biosciences, Inc.*                                                     11,900                     60,333
        Ariad Pharmaceuticals, Inc.*                                                  84,300                    449,319
        Diversa Corp.*                                                                28,350                    401,153
        Eclipsys Corp.*                                                               29,150                    488,263
        Visible Genetics, Inc.*                                                       22,900                    255,335
                                                                                                  ----------------------
                                                                                                              1,654,403
METALS-0.6%
        AK Steel Holding Corp.                                                        23,600                    268,568
        Commonwealth Industries, Inc.                                                 55,498                    260,841
                                                                                                  ----------------------
                                                                                                                529,409

OFFICE/BUSINESS EQUIPMENT-2.4%
        Xerox Corp.*                                                                 209,000                  2,177,780
                                                                                                  ----------------------


                        The accompanying notes are an integral part of the financial statements.


                                                            5


                                               HILLVIEW INVESTMENT TRUST II
                                                        ALPHA FUND
                                           Portfolio of Investments (Continued)
                                              December 31, 2001 (Unaudited)


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
OIL & GAS - EQUIPMENT & SERVICES-2.5%
        National-Oilwell, Inc.*                                                       28,300        $           583,263
        Precision Drilling Corp.*                                                     31,200                    805,584
        Transocean Sedco Forex Inc.                                                   12,660                    428,161
        Varco International, Inc.*                                                    35,000                    524,300
                                                                                                  ----------------------
                                                                                                              2,341,308

OIL & GAS EXPLORATION-1.2%
        Mission Resources Corp.*                                                      95,800                    335,300
        USX Marathon Group                                                            25,750                    772,500
                                                                                                  ----------------------
                                                                                                              1,107,800
PAINTS-0.7%
        Sherwin-Williams Co. (The)                                                    23,350                    642,125
                                                                                                  ----------------------

PHARMACEUTICALS-1.5%
        American Home Products Corp.                                                   9,100                    558,376
        Aviron*                                                                       15,600                    775,788
        Titan Pharmaceuticals, Inc.*                                                   3,350                     32,864
                                                                                                  ----------------------
                                                                                                              1,367,028
PUBLISHING & BROADCASTING-1.9%
        Knight-Ridder, Inc.                                                           26,500                  1,720,645
                                                                                                  ----------------------

REAL ESTATE INVESTMENT TRUST-0.6%
        Glimcher Realty Trust -- REIT                                                 31,700                    596,911
                                                                                                  ----------------------

RESTAURANTS-1.9%
        Tricon Global Restaurants, Inc.*                                              34,957                  1,719,884
                                                                                                  ----------------------

RETAIL-12.2%
        Abercrombie & Fitch Co., Class A*                                             17,300                    458,969
        American Eagle Outfitters, Inc.*                                              17,900                    468,443
        AnnTaylor Stores Corp.*                                                       30,125                  1,054,375
        CBRL Group, Inc.                                                               6,330                    186,355
        Dollar Tree Stores, Inc.*                                                     78,800                  2,435,708
        Factory 2-U Stores, Inc.*                                                     41,000                    821,640
        Linens 'N Things, Inc.*                                                        8,730                    222,615
        Office Depot, Inc.*                                                           97,452                  1,806,760
        Payless ShoeSource, Inc.*                                                     13,625                    765,044
        Tiffany & Co.                                                                 14,040                    441,839
        Toys "R" Us, Inc.*                                                            89,700                  1,860,378
        Zale Corp.*                                                                   19,000                    795,720
                                                                                                  ----------------------
                                                                                                             11,317,846

TELECOMMUNICATIONS-5.1%
        ADC Telecommunications, Inc.*                                                 61,850                    284,510
        CenturyTel, Inc.                                                              42,800                  1,403,840
        Ciena Corp.*                                                                  26,710                    382,220
        Comverse Tecnology, Inc.*                                                     43,000                    961,910
        EMS Technologies, Inc.*                                                       17,800                    286,224
        Finisar Corp.*                                                                20,250                    205,942
        JDS Uniphase Corp.*                                                           71,980                    624,786
        RF Micro Devices, Inc.*                                                       25,270                    485,942
        Spectrasite Holdings, Inc.*                                                   24,180                     86,806
                                                                                                  ----------------------
                                                                                                              4,722,180



                        The accompanying notes are an integral part of the financial statements.


                                                            6


                                               HILLVIEW INVESTMENT TRUST II
                                                        ALPHA FUND
                                           Portfolio of Investments (Concluded)
                                              December 31, 2001 (Unaudited)


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
TELECOMMUNICATIONS EQUIPMENT-0.7%
        CommScope, Inc.*                                                              26,400        $           561,528
        New Focus, Inc.*                                                              29,160                    111,100
                                                                                                  ----------------------
                                                                                                                672,628
THERAPEUTICS-0.6%
        Cell Therapeutics, Inc.*                                                      22,400                    540,736
                                                                                                  ----------------------

TRANSPORTATION-1.7%
        Atlas Air Worldwide Holdings, Inc.*                                           20,100                    294,465
        Consolidated Freightways Corp.*                                               95,625                  1,315,629
                                                                                                  ----------------------
                                                                                                              1,610,094
TRAVEL, LEISURE & RECREATION-2.8%
        Royal Caribbean Cruises Ltd.                                                  45,200                    732,240
        Starwood Hotel & Resorts Worldwide, Inc.                                      62,000                  1,850,700
                                                                                                  ----------------------
                                                                                                              2,582,940

TOTAL COMMON STOCKS
    (Cost-$79,612,556)                                                                                       91,317,045
                                                                                                  ----------------------


                                                                                  PAR
SHORT-TERM INVESTMENTS-0.9%                                                      (000)
                                                                            -----------------
Wilmington Trust Prime Money Market Fund
   1.975%                                                                 $              836                    836,610
                                                                                                  ----------------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$836,610)                                                                                             836,610
                                                                                                  ----------------------

TOTAL INVESTMENTS-99.7%
    (Cost-$80,449,166)                                                                                       92,153,655
                                                                                                  ----------------------

OTHER ASSETS IN EXCESS OF LIABILITIES-0.3%                                                                      243,815
                                                                                                  ----------------------

NET ASSETS-100.0%                                                                                    $       92,397,470
                                                                                                  ======================


                        The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------
* Non-income producing securities
REIT - Real Estate Investment Trust

                                               HILLVIEW INVESTMENT TRUST II
                                                 INTERNATIONAL ALPHA FUND
                                                 Portfolio of Investments
                                              December 31, 2001 (Unaudited)


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
COMMON STOCKS-100.5%
AUSTRALIA-2.4%
        John Fairfax Holdings Ltd.                                                   161,700       $            318,094
        Pacific Dunlop Ltd.                                                          742,000                    391,216
                                                                                                  ----------------------
                                                                                                                709,310
BELGIUM-0.6%
        Interbrew*                                                                     6,520                    178,512
                                                                                                  ----------------------

BERMUDA-0.9%
        Tyco International Ltd.                                                        4,600                    270,940
                                                                                                  ----------------------

BRAZIL-4.9%
        Embraer - Empresa Brasileira De Aeronautica SA ADR                            10,400                    230,152
        Embratel Participacoes SA ADR                                                 13,000                     54,080
        Tele Celular Sul Participacoes SA ADR                                         13,000                    212,550
        Telecomunicacoes Brasileiras SA ADR                                            6,000                    240,000
        Telemig Cellular Participacoes SA                                              6,900                    259,578
        Tele Nordeste Cellular Participacoes SA ADR                                    6,300                    177,597
        Uniao De Bancos Brasileiros SA GDR                                            11,300                    251,990
                                                                                                  ----------------------
                                                                                                              1,425,947
CANADA-1.1%
        Celestica Inc.*                                                                7,700                    311,003
                                                                                                  ----------------------

DENMARK-0.7%
        Group 4 Falck AS                                                               1,750                    195,949
                                                                                                  ----------------------

EGYPT-0.1%
        Orascom Telecommunications (144A) ADR                                         14,250                     22,371
                                                                                                  ----------------------

FINLAND-2.5%
        Metso Corp.                                                                   41,300                    433,916
        Nokia Oyj                                                                      8,300                    214,018
        Sonera Oyj ADR                                                                18,000                     87,480
                                                                                                  ----------------------
                                                                                                                735,414
FRANCE-7.0%
        Aventis SA                                                                     2,903                    206,135
        BNP Paribas SA                                                                 2,490                    222,812
        Dassault Systemes SA                                                           3,550                    170,685
        Essilor International SA                                                       5,700                    172,301
        Euronext*                                                                     12,800                    242,182
        GFI Informatique                                                              15,660                    168,017
        Michelin, Compagnie Generale                                                   7,400                    244,115
        STMicroelectronics NV                                                          4,280                    137,380
        Total Fina Elf SA ADR                                                          3,200                    224,768
        Vivendi Universal SA ADR                                                       4,400                    236,676
                                                                                                  ----------------------
                                                                                                              2,025,071
GERMANY-1.6%
        Bayerische Motoren Werke (BMW)  AG                                             4,660                    162,440
        Fresenius Medical Care AG                                                      2,170                    134,282
        Henkel KGAA                                                                    3,070                    173,575
                                                                                                  ----------------------
                                                                                                                470,297




                        The accompanying notes are an integral part of the financial statements.


                                                            8


                                               HILLVIEW INVESTMENT TRUST II
                                                 INTERNATIONAL ALPHA FUND
                                           Portfolio of Investments (Continued)
                                              December 31, 2001 (Unaudited)

                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
HONG KONG-2.1%
        Cathay Pacific Airways Ltd.                                                   40,000        $            51,296
        China Mobile Ltd. ADR                                                         15,300                    267,444
        Henderson Land Development Co., Ltd.                                          10,000                     45,141
        Hong Kong Electric Holdings Ltd.                                              45,300                    168,470
        Sino Land Co., Ltd.                                                          116,000                     46,115
        Sung Hung Kai Properties Ltd.                                                  2,500                     20,198
                                                                                                  ----------------------
                                                                                                                598,664
INDIA-1.3%
        Infosys Technologies Ltd. ADR                                                  2,725                    168,950
        Satyam Computer Services Ltd. ADR*                                            18,050                    198,189
                                                                                                  ----------------------
                                                                                                                367,139
IRELAND-2.7%
        Bank of Ireland                                                               19,110                    177,297
        Elan Corp. PLC ADR                                                             6,000                    270,360
        Independent News & Media PLC                                                 185,800                    347,407
                                                                                                  ----------------------
                                                                                                                795,064
ISRAEL-1.0%
        Orbotech, Ltd.*                                                                9,000                    280,350
                                                                                                  ----------------------

ITALY-4.5%
        Banca Popolare di Verona                                                      46,200                    452,489
        Ducati Motor Holding SPA*                                                    231,000                    372,275
        ENI SPA                                                                       17,090                    214,249
        Fila Holding SPA ADR                                                          85,000                    262,650
                                                                                                  ----------------------
                                                                                                              1,301,663
JAPAN-9.0%
        Canon, Inc.                                                                    6,000                    206,470
        Daito Trust Construction Co., Ltd.                                            10,300                    157,573
        Daiwa Securities Group, Inc.                                                  48,000                    252,342
        Fuji Photo Film Co., Ltd.                                                      5,000                    178,544
        Meitec Corp.                                                                   9,000                    219,747
        Nomura Holdings, Inc. ADR                                                     19,400                    237,844
        NTT DoCoMo, Inc. ADR                                                           4,200                    246,757
        Promise Co., Ltd.                                                              3,400                    183,931
        Secom Co., Ltd.                                                                3,000                    150,618
        Sharp Corp.                                                                   13,000                    152,060
        Sony Corp.                                                                     4,500                    205,669
        Sony Corp. ADR                                                                 4,500                    202,950
        Tokyo Broadcasting System, Inc.                                               16,000                    242,942
                                                                                                  ----------------------
                                                                                                              2,637,447
MEXICO-1.6%
        Fomento Economico Mexicano SA ADR                                              5,500                    190,025
        Grupo Televisa SA ADR*                                                         6,100                    263,398
                                                                                                  ----------------------
                                                                                                                453,423
NETHERLANDS-7.6%
        Gucci Group                                                                    2,070                    176,106
        Hunter Douglas NV                                                             22,000                    590,195
        ING Groep NV                                                                   8,360                    213,183
        ING Groep NV ADR                                                              11,600                    295,220
        Koninklijke Ahold NV                                                           6,238                    181,510
        Koninklijke KPN NV ADR                                                        20,000                    101,200
        Philips Electronics NV                                                         5,340                    158,709
        TPG NV                                                                         6,095                    131,872
        Vedior NV                                                                     15,710                    188,416
        VNU NV                                                                         5,500                    168,998
                                                                                                  ----------------------
                                                                                                              2,205,409


                        The accompanying notes are an integral part of the financial statements.


                                                            9

                                               HILLVIEW INVESTMENT TRUST II
                                                 INTERNATIONAL ALPHA FUND
                                           Portfolio of Investments (Continued)
                                              December 31, 2001 (Unaudited)


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
PHILIPPINES-0.1%
        Filinvest Land, Inc.                                                       1,300,000        $            41,822
                                                                                                  ----------------------

PORTUGAL-0.5%
        Portugal Telecom SA ADR                                                       19,400                    147,634
                                                                                                  ----------------------

SINGAPORE-1.2%
        Capitaland Ltd.                                                               43,000                     43,547
        City Developments Ltd.                                                        14,000                     45,871
        Flextronics International Ltd.*                                                7,600                    182,324
        Singapore Airlines Ltd.                                                        8,000                     47,658
        Venture Manufacturing Ltd.                                                     5,500                     39,615
                                                                                                  ----------------------
                                                                                                                359,015
SOUTH KOREA-2.5%
        Kookmin Bank ADR*                                                              7,432                    289,105
        Korea Telecom Corp. ADR                                                        3,600                     73,188
        LG Electronics, Inc. GDR (144A)                                               30,000                    143,889
        Samsung Electronics Co., Ltd. GDR (144A)*                                      2,000                    231,400
                                                                                                  ----------------------
                                                                                                                737,582
SPAIN-3.2%
        Banco Popular Espanol SA                                                       5,100                    167,469
        Banco Santander Central Hispano SA ADR                                        36,900                    306,270
        Telefonica SA                                                                 18,040                    241,418
        Telefonica SA ADR                                                              5,716                    229,097
                                                                                                  ----------------------
                                                                                                                944,254
SWEDEN-3.2%
        Autoliv, Inc. SDR                                                             19,800                    396,389
        Gambro AB - A Shares                                                          47,000                    293,479
        Telefonaktiebolaget LM Ericsson  ADR                                          48,400                    252,648
                                                                                                  ----------------------
                                                                                                                942,516
SWITZERLAND-3.4%
        Credit Suisse Group                                                            4,600                    196,159
        Credit Suisse Group ADR                                                        5,200                    221,780
        Nestle SA -  B Shares                                                          1,390                    296,370
        Serono SA ADR                                                                 12,100                    268,499
                                                                                                  ----------------------
                                                                                                                982,808
TAIWAN-1.9%
        Taiwan Semiconductor Manufacturing Co., Ltd. ADR                              29,000                    497,930
        United Microelectronics Corp. ADR*                                             7,000                     67,200
                                                                                                  ----------------------
                                                                                                                565,130
THAILAND-0.5%
        Land And House Public Co., Ltd.                                              180,000                    158,716
                                                                                                  ----------------------

TURKEY-3.7%
        Alcatel Teletas Telekomunikasyon AS                                       22,000,000                    275,945
        Global Menkul Degerler AS*                                                28,000,000                     52,921
        Netas Northern Electric Telekomunikasyon AS                                5,040,000                    176,660
        Trakya Cam Sanayii AS                                                     29,056,952                    101,848
        Turkcell Iletisim Hizmetleri AS ADR                                           17,000                    349,010
        Vestel Electronik Sanayi Ve Ticaret AS*                                   49,000,000                    124,605
                                                                                                  ----------------------
                                                                                                              1,080,989


                        The accompanying notes are an integral part of the financial statements.


                                                           10

                                               HILLVIEW INVESTMENT TRUST II
                                                 INTERNATIONAL ALPHA FUND
                                           Portfolio of Investments (Concluded)
                                              December 31, 2001 (Unaudited)


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
UNITED KINGDOM-26.0%
        Aegis Group PLC                                                              182,000        $           246,343
        Amvescap PLC ADR                                                              13,200                    383,064
        BP PLC ADR                                                                     4,400                    204,644
        Brambles Industries PLC*                                                      24,563                    121,548
        Canary Wharf Group PLC                                                        26,566                    172,347
        Centrica PLC                                                                  57,500                    185,783
        Compass Group PLC                                                             22,200                    166,397
        Cordiant Communications Group PLC                                            304,000                    420,323
        Diageo PLC                                                                    36,400                    415,870
        Enodis PLC                                                                   333,500                    463,538
        Enterprise Oil PLC                                                            25,200                    170,912
        GlaxoSmithKline PLC                                                           16,403                    411,334
        HSBC Holdings PLC ADR                                                          5,800                    346,318
        Jarvis Hotels PLC                                                            357,000                    462,428
        Michael Page International PLC                                               175,000                    397,328
        P&O Princess Cruises PLC                                                      29,860                    173,835
        Pearson PLC ADR                                                               16,900                    207,532
        Reckitt Benckiser PLC                                                         11,910                    173,340
        Reuters Group PLC ADR                                                          3,200                    191,968
        Rolls-Royce PLC                                                              137,040                    332,084
        Royal Doulton PLC*                                                           799,000                    186,060
        Schroders PLC                                                                 14,320                    164,752
        Severn Trent PLC                                                              16,700                    174,756
        Six Continents PLC                                                            18,322                    181,329
        Somerfield PLC*                                                              234,000                    287,779
        Vodafone Group PLC                                                            71,400                    186,790
        Vodafone Group PLC ADR                                                        12,900                    331,272
        WPP Group PLC ADR                                                              7,600                    409,640
                                                                                                  ----------------------
                                                                                                              7,569,314
ZIMBABWE-2.7%
        Delta Corp., Ltd.                                                            455,871                    275,413
        Innscor Group                                                                710,200                    422,662
        OK Zimbabwe*                                                               3,110,251                     86,941
                                                                                                  ----------------------
                                                                                                                785,016

TOTAL INVESTMENTS-100.5%
    (Cost-$31,889,140)                                                                                       29,298,769
                                                                                                  ----------------------

OTHER LIABILITIES IN EXCESS OF ASSETS-(0.5)%                                                                   (155,561)
                                                                                                  ----------------------

NET ASSETS-100.0%                                                                                    $       29,143,208
                                                                                                  ======================




                        The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------
ADR-American Depository Receipt
GDR-Global Depository Receipt
*  Non-income producing securities

                                                   HILLVIEW INVESTMENT TRUST II
                                               Statements of Assets and Liabilities
                                                         December 31, 2001
                                                            (Unaudited)


                                                                                                              International
                                                                                   Alpha Fund                   Alpha Fund
Assets
   Investments, at value (cost - $80,449,166,
                             $31,889,140, respectively)                           $ 92,153,655                  $ 29,298,769
   Receivable from investment advisor                                                   10,516                         5,347
   Receivable for investments sold                                                     760,559                     2,943,799
   Receivable for fund shares sold                                                      37,281                         6,503
   Unrealized gain on foreign currency transactions                                          -                        24,290
   Dividends and interest receivable                                                    56,507                        73,776
   Reclaims receivable                                                                       -                        15,354
   Prepaid expenses and other assets                                                     3,822                         1,056
                                                                    ---------------------------  ----------------------------


     Total assets                                                                   93,022,340                    32,368,894
                                                                    ---------------------------  ----------------------------

Liabilities
   Investment advisory fees                                                             74,670                        25,794
   Payable for investments purchased                                                   488,842                       289,900
   Due to custodian                                                                          -                     2,841,071
   Unrealized loss on foreign currency transactions                                          -                        20,525
   Accrued expenses payable and other liabilities                                       61,358                        48,396
                                                                    ---------------------------  ----------------------------

     Total liabilities                                                                 624,870                     3,225,686
                                                                    ---------------------------  ----------------------------

Net Assets                                                                        $ 92,397,470                  $ 29,143,208
                                                                    ===========================  ============================

Net Assets
   Capital stock, $0.001 par value (Class Y shares of beneficial
      interest issued and outstanding, unlimited shares authorized)                    $ 9,054                       $ 3,029
   Additional paid-in capital                                                       84,774,339                    36,360,376
   Undistributed net investment loss                                                  (245,918)                     (190,006)
   Accumulated net realized loss from investments
      and foreign currency transactions, if any                                     (3,844,494)                   (4,443,585)
   Net unrealized appreciation/(depreciation) on investments and
      foreign currency transactions, if any                                         11,704,489                    (2,586,606)
                                                                    ---------------------------  ----------------------------

   Net assets applicable to shares outstanding                                    $ 92,397,470                  $ 29,143,208
                                                                    ===========================  ============================

Shares outstanding                                                                   9,054,028                     3,029,418
                                                                    ===========================  ============================

Net asset value, offering and redemption price per share                               $ 10.21                        $ 9.62
                                                                    ===========================  ============================
 (Net assets/shares outstanding = net asset value)


                        The accompanying notes are an integral part of the financial statements.



                                                   HILLVIEW INVESTMENT TRUST II
                                                     Statements of Operations
                                                            (Unaudited)

                                                                                                         International
                                                                          Alpha Fund                      Alpha Fund
                                                                  ----------------------------    ----------------------------

                                                                            For the                         For the
                                                                       Six Months Ended                Six Months Ended
                                                                       December 31, 2001               December 31, 2001
                                                                  ----------------------------    ----------------------------
Investment Income
    Dividends                                                                       $ 317,732                       $ 238,405 *
    Interest                                                                           71,912                          29,899
                                                                  ----------------------------    ----------------------------

      Investment Income                                                               389,644                         268,304
                                                                  ----------------------------    ----------------------------

Expenses
    Advisory and sub-advisory fees                                                    574,044                         199,315
    Audit and legal fees                                                               89,749                          31,966
    Administration and accounting fees                                                 76,072                          50,167
    Custodian fees                                                                     14,820                          47,787
    Transfer agent fees                                                                14,807                          14,284
    Directors fees                                                                     13,108                           5,546
    Distribution                                                                       10,105                           3,645
    Offering costs                                                                      5,957                           5,953
    Federal and state registration fees                                                 5,400                           3,999
    Insurance                                                                           1,814                           1,211
    Printing                                                                            1,409                             611
    Other                                                                                 951                               -
                                                                  ----------------------------    ----------------------------

        Total expenses before waivers and net reimbursements                          808,236                         364,484
     Less: waivers and net reimbursements                                            (172,674)                        (73,440)
                                                                  ----------------------------    ----------------------------
        Net expenses after waivers and net reimbursements                             635,562                         291,044
                                                                  ----------------------------    ----------------------------

Net investment loss                                                                  (245,918)                        (22,740)
                                                                  ----------------------------    ----------------------------

Net realized and unrealized gain(loss) on investment
     Net realized loss from:
        Investments                                                                (2,850,676)                     (2,316,543)
        Foreign currency transactions                                                       -                        (119,412)

     Net change in unrealized appreciation(depreciation) on:
        Investments                                                                  (524,664)                       (596,263)
        Foreign currency transactions                                                       -                          12,504
                                                                  ----------------------------    ----------------------------

     Net realized and unrealized loss on investments                               (3,375,340)                     (3,019,714)
                                                                  ----------------------------    ----------------------------

Net decrease in net assets resulting from operations                             $ (3,621,258)                   $ (3,042,454)
                                                                  ============================    ============================





--------------------------------------------------
*Net of foreign withholding taxes of $27,125.

                        The accompanying notes are an integral part of the financial statements.



                                                  HILLVIEW INVESTMENT TRUST II
                                               Statements of Changes in Net Assets


                                                                                             Alpha Fund
                                                                         -----------------------------------------------------
                                                                                 For the                  For the Period
                                                                            Six Months Ended            September 7, 2000*
                                                                            December 31, 2001                through
                                                                               (Unaudited)                June 30, 2001
                                                                         ------------------------    -------------------------
Increase/(decrease) in net assets resulting
    from operations
    Net investment income/(loss)                                                      $ (245,918)                  $ (413,428)
    Net realized loss from investments and
       foreign currency transactions, if any                                          (2,850,676)                    (887,877)
    Net change in unrealized depreciation on investments and
       foreign currency transactions, if any                                            (524,664)                 (10,450,394)
                                                                         ------------------------    -------------------------

    Net decrease in net assets resulting from operations                              (3,621,258)                 (11,751,699)
                                                                         ------------------------    -------------------------

Dividends and distributions to shareholders from:
    Net investment income                                                                      -                            -
    Net realized long-term gains                                                        (105,942)                           -
                                                                         ------------------------    -------------------------

    Total dividends and distributions to shareholders                                   (105,942)                           -
                                                                         ------------------------    -------------------------

Capital Share Transactions (1):
    Shares issued from in-kind transfer (see Note 5)                                           -                   88,469,790
    Shares issued                                                                      7,999,179                   32,914,366
    Shares issued from reinvestment of cash distributions                                100,004                            -
    Shares redeemed                                                                  (15,883,250)                  (5,723,720)
                                                                         ------------------------    -------------------------

    Net increase(decrease) in net assets derived
    from capital share transactions                                                   (7,784,067)                 115,660,436
                                                                         ------------------------    -------------------------

    Total increase(decrease) in net assets                                           (11,511,267)                 103,908,737
                                                                         ------------------------    -------------------------

Net assets
    Beginning of period                                                              103,908,737                            -

    End of period (including undistributed net investment                           $ 92,397,470                $ 103,908,737
                                                                         ========================    =========================
       income/(loss) of $(245,918) and $0, respectively for
       Alpha Fund and $(190,006) and $4,979, respectively for
       International Alpha Fund)

(1) Capital Shares Issued and Redeemed:
    Shares issued from in-kind transfer (see Note 5)                                           -                    7,372,483
    Shares issued                                                                        815,702                    2,993,982
    Shares issued from reinvestment of cash distributions                                 10,417                            -
    Shares redeemed                                                                   (1,594,807)                    (543,749)
                                                                         ------------------------    -------------------------
                                                                                        (768,688)                   9,822,716
                                                                         ========================    =========================



                                                           14

                                                  HILLVIEW INVESTMENT TRUST II
                                        Statements of Changes in Net Assets (Continued)


                                                                                              International
                                                                                                Alpha Fund
                                                                        -----------------------------------------------------
                                                                                For the                  For the Period
                                                                           Six Months Ended            September 7, 2000*
                                                                           December 31, 2001                through
                                                                              (Unaudited)                June 30, 2001
                                                                        ------------------------    -------------------------

Increase/(decrease) in net assets resulting
    from operations
    Net investment income/(loss)                                                      $ (22,740)                   $ 240,185
    Net realized loss from investments and
       foreign currency transactions, if any                                         (2,435,955)                  (2,200,825)
    Net change in unrealized depreciation on investments and
       foreign currency transactions, if any                                           (583,759)                  (2,002,847)
                                                                        ------------------------    -------------------------

    Net decrease in net assets resulting from operations                             (3,042,454)                  (3,963,487)
                                                                        ------------------------    -------------------------

Dividends and distributions to shareholders from:
    Net investment income                                                              (172,245)                     (42,011)
    Net realized long-term gains                                                              -                            -
                                                                        ------------------------    -------------------------

    Total dividends and distributions to shareholders                                  (172,245)                     (42,011)
                                                                        ------------------------    -------------------------

Capital Share Transactions (1):
    Shares issued from in-kind transfer (see Note 5)                                          -                            -
    Shares issued                                                                     1,160,820                   43,819,279
    Shares issued from reinvestment of cash distributions                               130,002                       34,930
    Shares redeemed                                                                  (6,805,637)                  (1,975,989)
                                                                        ------------------------    -------------------------

    Net increase(decrease) in net assets derived
    from capital share transactions                                                  (5,514,815)                  41,878,220
                                                                        ------------------------    -------------------------

    Total increase(decrease) in net assets                                           (8,729,514)                  37,872,722
                                                                        ------------------------    -------------------------

Net assets
    Beginning of period                                                              37,872,722                            -

    End of period (including undistributed net investment                          $ 29,143,208                 $ 37,872,722
                                                                        ========================    =========================
       income/(loss) of $(245,918) and $0, respectively for
       Alpha Fund and $(190,006) and $4,979, respectively for
       International Alpha Fund)

(1) Capital Shares Issued and Redeemed:
    Shares issued from in-kind transfer (see Note 5)                                          -                            -
    Shares issued                                                                       121,766                    3,800,351
    Shares issued from reinvestment of cash distributions                                13,934                        3,187
    Shares redeemed                                                                    (724,308)                    (185,512)
                                                                        ------------------------    -------------------------
                                                                                       (588,608)                   3,618,026
                                                                        ========================    =========================


                        The accompanying notes are an integral part of the financial statements.




--------------------------------------------------
*     Commencement of operations


                                            HILLVIEW INVESTMENT TRUST II
                                                Financial Highlights


                                                                                (For a share outstanding throughout each period)
                                                                                                 Alpha Fund
                                                                          -----------------------------------------------------
                                                                                  For the                  For the Period
                                                                             Six Months Ended            September 1, 2000*
                                                                             December 31, 2001                through
                                                                                (Unaudited)                June 30, 2001
                                                                          ------------------------    -------------------------
Per Share Operating Performance
Net asset value, beginning of period                                                       $10.58                       $12.00
                                                                          ------------------------    -------------------------

Net investment income/(loss)(1)                                                             (0.03)                       (0.05)(2)
Net realized and unrealized loss on investments and
    foreign currency transactions, if any                                                   (0.33)                       (1.37)
                                                                          ------------------------    -------------------------

Net decrease in net assets resulting from operations                                        (0.36)                       (1.42)

Dividends and distributions to shareholders from:
Net investment income                                                                           -                            -
Net realized capital gains                                                                  (0.01)                           -
                                                                          ------------------------    -------------------------

Total dividends and distributions to shareholders                                           (0.01)                           -

Net asset value, end of period                                                             $10.21                       $10.58
                                                                          ========================    =========================

Total investment return(3)(4)                                                               (3.39)%                     (11.83)%

Ratio/Supplemental Data
Net assets, end of period (000's omitted)                                                 $92,397                     $103,909
Ratio of expenses to average net assets(1)(5)                                               1.32%                        1.38%
Ratio of expenses to average net assets without waivers and
      expense reimbursements(5)                                                             1.68%                        1.75%
Ratio of net investment income/(loss) to average net assets(1)(5)                           (0.51)%                      (0.52)%
Portfolio turnover rate(4)                                                                    60%                          76%






                        The accompanying notes are an integral part of the financial statements.


                                                           16


                                            HILLVIEW INVESTMENT TRUST II
                                                Financial Highlights
                                                    (Continued)



                                                                              (For a share outstanding throughout each period)
                                                                                        International Alpha Fund
                                                                          -----------------------------------------------------
                                                                                  For the                  For the Period
                                                                             Six Months Ended            September 7, 2000*
                                                                             December 31, 2001                 through
                                                                                (Unaudited)                 June 30, 2001
                                                                          ------------------------     ------------------------
Per Share Operating Performance
Net asset value, beginning of period                                                       $10.47                       $12.00
                                                                          ------------------------     ------------------------

Net investment income/(loss)(1)                                                             (0.01)                        0.01
Net realized and unrealized loss on investments and
    foreign currency transactions, if any                                                   (0.79)                       (1.53)
                                                                          ------------------------     ------------------------

Net decrease in net assets resulting from operations                                        (0.80)                       (1.52)

Dividends and distributions to shareholders from:
Net investment income                                                                       (0.05)                       (0.01)
Net realized capital gains                                                                      -                            -
                                                                          ------------------------     ------------------------

Total dividends and distributions to shareholders                                           (0.05)                       (0.01)

Net asset value, end of period                                                              $9.62                       $10.47
                                                                          ========================     ========================

Total investment return(3)(4)                                                               (7.65)%                     (12.65)%

Ratio/Supplemental Data
Net assets, end of period (000's omitted)                                                 $29,143                      $37,873
Ratio of expenses to average net assets(1)(5)                                               1.67%                        1.63%
Ratio of expenses to average net assets without waivers and
      expense reimbursements(5)                                                             2.09%                        2.17%
Ratio of net investment income/(loss) to average net assets(1)(5)                           (0.13)%                      0.93%
Portfolio turnover rate(4)                                                                    61%                          76%


--------------------------------------------------
*     Commencement of operations
(1)  Includes effects of waivers and reimbursements.
(2)  Calculated using average shares outstanding.
(3)  Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)  Not annualized.
(5)  Annualized.





                        The accompanying notes are an integral part of the financial statements.




                          Hillview Investment Trust II
                          Notes to Financial Statements
                                   (Unaudited)



1.       Organization

         Hillview Alpha Fund and Hillview International Alpha Fund (collectively "Funds") are diversified series of Hillview Investment Trust II ("Trust"), a professionally managed, open-end management investment company. The Trust was established as a Delaware business trust under a Declaration of Trust dated July 20, 2000. The Trust currently offers one class of shares, Class Y. Hillview Alpha Fund and Hillview International Alpha Fund commenced operations on September 1, 2000 and September 7, 2000, respectively.

         Costs incurred in connection with the organization of the Trust amounted to $72,646 and $20,874 for the Hillview Alpha Fund and the Hillview International Alpha Fund, respectively, and were charged to the operations of the Funds prior to the commencement of operations. These costs are subject to the expense limitation agreement described in Note 3 below.

2.       Significant Accounting Policies
         The following is a summary of significant accounting policies followed by the Trust.

         Portfolio Valuation - The net asset value of the Funds is determined as of 4:00 p.m. Eastern time on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. With the approval of the Board of Trustees, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost that approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

         Investment Transactions and Investment Income - Investment transactions are accounted for on the date on which the order to buy or sell is executed. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

         Expenses - Expenses directly attributable to a fund are charged to that Fund. Other expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

         Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

         Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

                          Hillview Investment Trust II
                    Shareholders Tax Information (Continued)
                                   (Unaudited)


         Dividends and Distributions - Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

         Offering Costs - Certain costs incurred in connection with the initial offering of shares of the Funds amounted to $72,804. Such costs were deferred and are being amortized over 12 months from the commencement of operations.

         Foreign Withholding Taxes - Income received from sources outside the United States may be subject to withholding and other taxes imposed by countries other than the United States.

         Repurchase Agreements - The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds enter into repurchase agreements are banks and broker/dealers that Hillview Capital Advisors, LLC (the investment advisor or "Hillview Advisors") considers creditworthy pursuant to criteria approved by the Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities provided as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

         U.S. Federal Tax Status - No provision is made for U.S. federal income taxes as it is the Funds' intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes.

         Other - Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States.

     The Alpha Fund invests a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund positive or negative, than if the Fund did not concentrate its investments in such sectors.

3.       Transactions with Affiliates and Related Parties

         Pursuant to an investment advisory agreement between the Trust and Hillview Advisors, Hillview Advisors will manage the Funds' business and investment affairs. Hillview Advisors serves as the investment manager for the Funds under the terms of its investment management agreement with the Trust ("Hillview Agreement"). For its services under the Hillview Agreement, Hillview Advisors receives an annual fee of 0.25% of the Funds' average daily net assets. Hillview Advisors has voluntarily agreed to waive its fees and, if necessary, reimburse expenses for the period September 19, 2001 through June 30, 2002 to limit the expenses of the Funds so that Other Expenses (i.e. those expenses

                          Hillview Investment Trust II
                    Shareholders Tax Information (Continued)
                                   (Unaudited)

other than advisory fees and sub-advisory fees) shall not exceed 0.40% of average daily net assets for the Hillview Alpha Fund and 0.80% of average daily net assets for the Hillview International Alpha Fund. Prior to September 19, 2001, Hillview Adivsors voluntarily agreed to waive, and if necessary, reimburse expenses to limit Other Expenses to 0.35% and 0.75% for the Hillview Alpha Fund and the Hillview International Fund, respectively. Any waivers or reimbursements for Other Expenses made by Hillview Advisors during this period are subject to repayment by the Funds, provided that the payments are reimbursed within three years of the payment being made and repayment does not result in the Funds' Other Expenses exceeding the foregoing expense limitations. Amounts subject to possible reimbursement as of December 31, 2001 were $216,669 and $124,635 for the Hillview Alpha Fund and the Hillview International Alpha Fund, respectively. For the six months ended December 31, 2001, investment advisory fees, waivers, and net reimbursements were as follows:

                                           Gross                       Net
                                        Advisory                    Advisory         Expense
Fund                                       Fees        Waivers        Fees         Reimbursement
----                                       ----        -------      ----------     -------------
Hillview Alpha Fund                       $120,674    $(120,674)        --            $(52,000)
Hillview International Alpha Fund           43,536      (43,536)        --             (29,904)


         The Hillview Alpha Fund pays sub-advisory fees to the sub-advisors based on annual percentage rates of the value of the portion of the Hillview Alpha Fund's portfolio managed by each sub-advisor. Harris Associates L.P. ("Harris") receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages, 0.60% of the average daily net assets on the next $55 million, and 0.55% of the rest of the portion of the Fund's assets it manages thereafter. Nevis Capital Management LLC ("Nevis Capital") receives an annual sub-advisory fee of 1.50% of the average daily net assets of the portion of the Fund's portfolio it manages. Shaker Investments, Inc. ("Shaker Investments") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the portion of the Fund's portfolio it manages. Pzena Investment Management LLC ("Pzena") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $30 million of the portion of the Fund's portfolio it manages and 0.75% of the average daily net assets of the rest of the portion of the Fund's assets it manages thereafter. Frontier Capital Management Company, LLC ("Frontier") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $25 million of the portion of the Fund's portfolio it manages and 0.75% of the average daily net assets of the rest of the portion of the Fund's portfolio it manages thereafter. Ironwood Capital Management, LLC ("Ironwood") receives an annual sub-advisory fee of 0.75% of the average daily net assets of the first $25 million of the portion of the Fund's portfolio it manages and 0.60% of the average daily net assets of the rest of the portion of the Fund's portfolio it manages thereafter. For the six months ended December 31, 2001, investment sub-advisory fees were $104,333, 48,685, $82,673, $110,123, and $5,140, respectively, for Harris, Nevis Capital, Shaker Investments, Pzena, Frontier and Ironwood.

         The Hillview International Alpha Fund pays sub-advisory fees to the sub-advisors based on annual percentage rates of the value of the portion of the Hillview International Alpha Fund's portfolio by each sub-advisor. Harris receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $25 million of the portion of the Fund's portfolio it manages, 0.70% of the average daily net assets of the next $25 million, 0.60% of the average daily net assets of the next $50 million and 0.50% of the average daily net assets of the rest of the portion of the Fund's assets it manages thereafter. BPI Global Asset Management LLP ("BPI") receives an annual sub-advisory fee of 0.80% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages, 0.60% of the average daily net assets on the next $30 million it manages, 0.50% of the average daily net assets of the next $50 million it manages, and a negotiable rate on amounts greater than $100 million that it manages. Deutsche Asset Management Investment Services, Ltd. ("Deutsche") receives an annual sub-advisory fee of 0.60% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages and 0.55% of the average daily net assets of amounts greater than $20

                          Hillview Investment Trust II
                    Shareholders Tax Information (Continued)
                                   (Unaudited)

million (if the breakpoint of $20 million is attained in the first year of the contract; otherwise the breakpoint will be $50 million). Waterford Management, LLC ("Waterford") receives an annual sub-advisory fee of 2.00% of the average daily net assets of the portion of the Fund's portfolio it manages. For the six months ended December 31, 2001, investment sub-advisory fees were $44,099, $33,253, $29,881, and $48,546, respectively, for Harris, BPI, Deutsche, and Waterford.

         As of December 31, 2001, three officers and/or Senior Management of Hillview Advisors held less than 1% of the outstanding shares of each of the Hillview Alpha and Hillview International Alpha Funds. Additionally, as of December 31, 2001, Hillview Advisors held less than 1% of the outstanding shares of each of the Hillview Alpha and Hillview International Alpha Funds.

         PFPC, Inc. ("PFPC"), a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator, accounting agent, and transfer and dividend disbursing agent for the Funds.

         PFPC Trust Co., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., provides certain custodial services to the Funds.

         PFPC Distributors, Inc., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., provides certain underwriting services to the Funds.


4.       Investment in Securities

         For U.S. federal income tax purposes, the costs of securities owned at December 31, 2001 were $80,694,867 and $32,093,458, respectively, for the Hillview Alpha Fund and the Hillview International Fund. Accordingly, the net unrealized appreciation/(depreciation) of investments are as follows:



                                                                                              Net Appreciation /
     Fund                                       Appreciation          Depreciation               Depreciation
     ----                                       ------------          ------------               ------------
     Hillview Alpha Fund                            $15,757,938       $(5,135,760)               $10,622,178
     Hillview International Alpha Fund                2,100,425        (4,893,374)                (2,792,949)


       For the six months ended December 31, 2001, aggregate purchases and sales of investment securities were as follows:

     Fund                                           Investment Securities
                                                Purchases            Sales
     Hillview Alpha Fund                     $54,738,969        $59,384,902
     Hillview International Alpha Fund        19,459,388         22,828,280



5.       In-Kind Subscription

         On September 1, 2000, Hillview Alpha Fund had an in-kind subscription valued at $88,469,790. The assets, which consisted of cash, receivables, and securities, were contributed on a tax-free basis. The securities acquired were valued at $86,941,672. The cost of these securities was $64,262,124 with a net unrealized appreciation of $22,679,548.

                          Hillview Investment Trust II
                    Shareholders Tax Information (Concluded)
                                   (Unaudited)


6.       Shareholder Concentrations

         As of December 31, 2001 one shareholder held approximately 76% of the outstanding shares of the Hillview Alpha Fund and one shareholder held approximately 71% of the outstanding shares of the Hillview International Alpha Fund. Both shareholders represent omnibus accounts, which are held on behalf of several individual shareholders.


7.       Capital Loss Carryover

         At June 30, 2001, Capital Loss Carryovers were available to offset future realized gains in the International Alpha Fund of $52,049 expiring on June 30, 2009.

         Net capital and currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The International Alpha Fund incurred post-October currency losses of $167,022 and post-October capital losses of $1,867,093 and will elect to defer such losses during the taxable year ended June 30, 2001.